Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Estimated amortization expense of identifiable intangibles
2017	$ 141
2018	123
2019	104
2020	87
2021	$ 74